FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Mar. 31, 2014
FAIR VALUE MEASUREMENTS
Schedule of assets and liabilities measured at fair value on a recurring basis

	Thousands of Yen
Items Measured at Fair Value on a	Carrying	Total Fair	Fair Value Hierarchy Classification
Recurring Basis	Value	Value	Level 1	Level 2	Level 3
March 31, 2013:
Assets:
Available-for-sale securities:
Equity securities	¥266,850	¥266,850	¥266,850	¥—	¥—

Liabilities:
Derivatives—Interest rate swaps	23	23	—	23	—

March 31, 2014:
Assets:
Available-for-sale securities:
Equity securities	271,350	271,350	271,350	—	—
Debt securities	101,546	101,546	—	101,546	—

Schedule of assets and liabilities measured at fair value on a non-recurring basis

	Thousands of Yen
Items Measured at Fair Value on a Non-recurring	Carrying	Total Fair	Fair Value Hierarchy Classification			Total losses for the year ended March 31,
Basis	Value	Value	Level 1	Level 2	Level 3	2014
March 31, 2014:
Assets:
Property and equipment	—	—	—	—	—	¥34,884